Debt - Summary of Interest Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of deferred financing fees and convertible debt discount			$ 2,764,000	$ 385,000	$ 3,484,753	$ 116,857
Total Interest Expense	$ 1,313,000	$ 504,000	3,977,000	549,000	4,876,706	$ 308,266
Convertible Debt | Energize Ventures Fund [Member] | Related Party Convertible Notes I
Debt Instrument [Line Items]
Contractual interest expense	0	97	44	97	327
Amortization of deferred financing fees and convertible debt discount	0	283	184	283	1,102
Total Interest Expense	$ 0	$ 380	$ 228	$ 380	$ 1,429
Effective interest rate	0.00%	58.30%	58.30%	58.30%	58.30%
Convertible Debt | Drive Capital Fund [Member] | Related Party Convertible Notes II
Debt Instrument [Line Items]
Contractual interest expense	$ 0		$ 17		$ 63
Amortization of deferred financing fees and convertible debt discount	0		24		86
Total Interest Expense	$ 0		$ 41		$ 149
Effective interest rate	0.00%		17.10%		17.10%
Convertible Debt | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes III
Debt Instrument [Line Items]
Contractual interest expense	$ 0		$ 40		$ 76
Amortization of deferred financing fees and convertible debt discount	0		52		95
Total Interest Expense	$ 0		$ 92		$ 171
Effective interest rate	0.00%		16.30%		16.30%